Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 670,588,359.54
Previously Paid Amount	0.00
Total Fee Amount	92,608.25
Total Offset Amount	0.00
Net Fee	$ 92,608.25
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A